Other Investments (Details) - Therapin Ltd [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Other Investments [Line Items]
Beginning balance	$ 1,509
Proceeds from Therapin asset	(143)
Profit from increase in fair value	102
Effect of changes in exchange rates	(176)
Ending balance	$ 1,292 [1]

[1]	USD 136 thousand are classified as a current asset.